Investment Securities	6 Months Ended
Sep. 30, 2023
Text block [abstract]
Investment Securities
6	INVESTMENT SECURITIES
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at September 30, 2023 and March 31, 2023.

	At September 30, 2023	At March 31, 2023

	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥78,556	¥72,549
Japanese municipal bonds	128,649	93,044
Japanese corporate bonds	4,990	—

Total domestic	212,195	165,593

Foreign:
Bonds issued by other governments and official institutions (1)	72,689	68,121
Mortgage-backed securities	1,926	—
Other debt instruments	3,241	1,853

Total foreign	77,856	69,974

Total debt instruments at amortized cost	¥290,051	¥235,567

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥9,512,127	¥9,576,298
Japanese municipal bonds	1,077,443	1,087,625
Japanese corporate bonds	910,839	946,726
Other debt instruments	313	312

Total domestic	11,500,722	11,610,961

Foreign:
U.S. Treasury and other U.S. government agency bonds	9,825,401	5,232,456
Bonds issued by other governments and official institutions (1)	3,416,633	2,991,272
Mortgage-backed securities	3,151,857	2,379,250
Other debt instruments	651,193	597,484

Total foreign	17,045,084	11,200,462

Total debt instruments at fair value through other comprehensive income	¥28,545,806	¥22,811,423

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥4,071,827	¥3,587,964
Foreign equity instruments	1,175,046	960,644

Total equity instruments at fair value through other comprehensive income	¥5,246,873	¥4,548,608

Total investment securities	¥34,082,730	¥27,595,598

(1)	Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agencies.